Revenue (Tables)	6 Months Ended
Jun. 30, 2023
Revenue
Schedule of receivables and contract liabilities from contracts with customers

	June 30, 2023	December 31, 2022

Receivables	10	0
Contract liabilities	4,729	10,331

Schedule of disaggregation of revenue

	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
Geographic information
Revenue:
Germany	0	14	0	151
USA	1,390	7,287	5,900	15,156
	1,390	7,301	5,900	15,307

Major service lines:
Collaboration revenue	1,215	7,284	5,671	15,153
Service revenue	175	17	229	154
	1,390	7,301	5,900	15,307

Timing on revenue recognition:
Point in time	0	0	0	0
Over time	1,390	7,301	5,900	15,307
	1,390	7,301	5,900	15,307